Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-274448
Entity Registrant Name	FENBO HOLDINGS LIMITED
Entity Central Index Key	0001957001
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000